Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax
Schedule of Company's provision for income tax

For the Period Ended December 31,
2019

Federal
Current	$944,494
Deferred	(261,174)
State
Current	—
Deferred	—
Change in valuation allowance	261,174
Income tax provision	$944,494

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

For the Period Ended
December 31, 2019

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Deferred tax rate change
Change in valuation allowance	8.0%
Income tax provision	29.0%